Note 26 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Earnings per share [text block]
Weighted average number of shares – Basic earnings per share
(in number of shares)	2020	2019	2018

Issued shares at the beginning of year (note 24)	10,763,041	10,603,153	10,603,153
Issued shares post consolidation	10,763,041	10,603,153	10,603,153
Weighted average shares issued	940,489	138,736	-
Weighted average number of shares at December 31	11,703,530	10,741,889	10,603,153
Weighted average number of shares - Diluted earnings per share
(in number of shares)	2020	2019	2018

Weighted average at December 31	11,703,530	10,603,851	10,603,153
Effect of dilutive options	13,173	143,267	698
Weighted average number of shares (diluted) at December 31	11,716,703	10,747,118	10,603,851
	2020	2019	2018

Profit for the year attributable to owners of the Company (basic and diluted)	20,780	42,018	10,766
Blanket Mine Employee Trust Adjustment	(485)	(986)	(280)
Profit attributable to ordinary shareholders (basic and diluted)	20,295	41,032	10,486
Basic earnings per share - $	1.73	3.82	0.99
Diluted earnings per share - $	1.73	3.81	0.99